Outstanding Stock Options Granted In Relation to Option Price and Weighted Average Maturity (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	142,500
Weighted Average Price	$ 21.53
Weighted Average Life Remaining	2 years 11 months
Exercise Price 1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 15.01
Range of Exercise Prices, Upper Limit	$ 20.00
Options Outstanding	36,000
Weighted Average Price	$ 18.79
Weighted Average Life Remaining	4 years 1 month
Exercise Price 2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 20.01
Range of Exercise Prices, Upper Limit	$ 22.50
Options Outstanding	61,000
Weighted Average Price	$ 21.16
Weighted Average Life Remaining	2 years 8 months
Exercise Price 3
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 22.51
Options Outstanding	45,500
Weighted Average Price	$ 24.18
Weighted Average Life Remaining	2 years 6 months